Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands									12 Months Ended
	Sep. 24, 2021 USD ($) item	Oct. 21, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 NOK (kr)	Nov. 27, 2019 USD ($)	Nov. 27, 2019 NOK (kr)	May 16, 2019 USD ($)	Mar. 22, 2017 USD ($)	Dec. 31, 2021 USD ($) $ / kr $ / shares	Dec. 31, 2020 USD ($) $ / kr	Dec. 31, 2019 USD ($)	Nov. 27, 2019 NOK (kr)	Jun. 27, 2016 USD ($)	Jun. 27, 2016 NOK (kr)
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount									120.00%
Minimum liquidity at all times									$ 1,500
Amount repaid									592,463	$ 1,481,709	$ 547,751
Loss on redemption of bond										1,937	$ 2,119
Outstanding balance									3,658,220	3,773,221
Commitment, arrangement, upfront and legal and other fees for obtaining undrawn amount									5,564
Legal and professional fees related to the Transaction									15,718
GasLog Partners LP
Borrowings
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)									$ 45,000
Maximum percentage of total indebtedness to total assets									65.00%
GAS-twenty Ltd
Borrowings
Minimum liquidity at all times									$ 5,500
GAS-twenty five Ltd
Borrowings
Minimum liquidity at all times									$ 3,800
October 2015 Facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years									115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years									120.00%
October 2015 Facility | GAS-twenty five Ltd
Borrowings
Unamortized fees written off		$ 3,571
Facility 7xNB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years									115.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years									120.00%
GasLog Hong Kong SLB
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount									100.00%
Outstanding balance									$ 152,725	163,406
GasLog Houston SLB
Borrowings
Outstanding balance									$ 159,735
GasLog Houston SLB | Not later than one year
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount									100.00%
GasLog Houston SLB | Later than one year
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount									110.00%
GasLog Partners $193.7M Facility
Borrowings
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount									130.00%
Outstanding balance									$ 176,515	193,713
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond													$ 90,150	kr 750,000
Amount repaid | kr				kr 434,000		kr 316,000
Percentage of redemption price of par value			104.00%	104.00%	104.75%	104.75%
Loss on redemption of bond			$ 1,937		$ 1,644
Unamortized fees written off										316
NOK 2024 Bonds
Borrowings
Issue of senior unsecured bond					$ 98,550							kr 900,000
Percentage of redemption price of par value					101.00%	101.00%
Outstanding balance									101,129	104,017
Fair value of bond									$ 105,990	$ 96,581
Exchange rate | $ / kr									0.1135	0.1170
Maximum permitted per share value of Distributions | $ / shares									$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions									$ 150,000
8.875% Senior Notes
Borrowings
Percentage of redemption price of par value									100.00%
Principal amount of notes issued							$ 75,000	$ 250,000
Interest rate on borrowings							8.875%	8.875%	8.875%	8.875%	8.875%
Percentage of original price for issued price							102.50%	100.00%
Yield to maturity							7.89%
Gross proceeds from issuance of notes							$ 76,875
Premium on issuance							$ 1,875
Outstanding balance									$ 314,738	$ 313,773
Basis points for redemption price									0.50%
Minimum amount of net working capital (excluding the current portion of long-term debt)									$ 0
Minimum amount of unencumbered cash and cash equivalents									$ 35,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis									100.00%
Minimum market value adjusted net worth									$ 300,000
Maximum percentage of total indebtedness plus total equity to total assets									75.00%
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness									2.50%
8.875% Senior Notes | Redemption of bonds and notes issued
Borrowings
Percentage of redemption price of par value											104.75%
Loss on redemption of bond											$ 475
Repayments of notes											$ 10,000
Loan facilities (except for the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the debt of the vessels owned by GasLog Partners under the October 2015 Facility) and NOK 2024 Bonds
Borrowings
Maximum percentage of total indebtedness to total assets									75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)									$ 0
Minimum amount of unencumbered cash and cash equivalents									$ 75,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis									110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with									$ 110,000
Minimum market value adjusted net worth									$ 350,000
Note Purchase Agreement
Borrowings
Notes issuance limit	$ 100,000
2029 Notes
Borrowings
Interest rate on borrowings	7.75%
Notes issuance limit	$ 325,000
Percentage of face value of notes issued	99.25%
Upfront fee (as a percent)	0.75%
Ticking fee (as a percent)	1.50%
Number of times the entity may elect to pay interest in kind | item	3
Increased interest rate for payment in kind	9.75%
Maximum permitted per share value of Distributions | $ / shares									$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions									$ 150,000
NIBOR | NOK 2021 Bonds
Borrowings
Adjustment to interest rate basis													6.90%	6.90%